COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum rental payments under certain operating leases, relating to the rental of office premises
Year ending December 31,
2016	$1,467,402
2017	638,059
2018	302,814
2019	12,849
2020	3,421
2021 and thereafter	-

$2,424,545

Schedule of payments under future minimum purchase commitments under agreements to pay media costs
Year ending December 31,
2016	$23,660,000
2017	13,959,000
2018	8,844,000
2019	6,351,000
2020	4,037,000
2021 and thereafter	5,419,000

$62,270,000